Financial instruments and risk management - Additional information (Details) $ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Disclosure of financial instruments and risk management [Line Items]
Provisions for doubtful debts related to outstanding balances of related party transaction							$ 157,012	$ 143,278		$ 140,304
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements							$ 667,322	$ 180,513		$ 663,500
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness		$ 30	$ 574
Subsidy for purchase of hedging "puts" to the consumer			$ 50,730
Benefit under this scheme benefit	$ 1,802				$ 0
Percentage of increase in foreign exchange		15.00%				15.00%	15.00%	15.00%	15.00%	15.00%
Percentage of decrease in foreign exchange						15.00%	15.00%
Sensitivity analysis for percentage increase in bushell price of corn and short ton price of soybeans	15.00%	15.00%	15.00%	15.00%
Sensitivity analysis for percentage decrease in bushell price of corn and short ton price of soybeans	30.00%	30.00%	30.00%	30.00%
Exchange rate	20.30
Foreign Currency Increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	$ 34,443		$ 506,705	$ 16,824
Foreign Currency decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	$ 34,698		$ 1,405,538	$ 31,133
Currency risk [member]
Disclosure of financial instruments and risk management [Line Items]
Assets (liabilities)		$ 416,653				$ 261,053	$ 5,354,193	$ 8,312,232	$ 314,809	$ 5,946,764
Embedded Derivative Financial Instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Notional amount						60,000
Embedded Derivative Financial Instruments [Member] | Hedges
Disclosure of financial instruments and risk management [Line Items]
Notional amount		$ 506				$ 11,238,319			$ 24,352
Financial Guarantees Granted [Member]
Disclosure of financial instruments and risk management [Line Items]
Proportion of ownership interest in subsidiary	100.00%